Vessels - Additional Information (Details) - USD ($)		1 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 24, 2019	Dec. 31, 2019	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Management fees to related parties			$ 74,000
OceanPal Inc. Predecessor
Property, Plant and Equipment [Line Items]
sale price	$ 7,275,000
Vessel impairment charges		$ 3,047,978					$ 3,047,978
Management fees to related parties				$ 683,121	$ 7,330,000	$ 756,000	728,300
Vessel fair value adjustment						200,500
Vessels depreciation expense					$ 1,970,000	$ 2,016,556	$ 2,270,000